Related Party Balance and Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Balance and Transactions [Abstract]
Schedule of Related Party Balance and Transactions
	2024	2023
Due from a related party
Kin On Engineering (International) Limited (f)(1)	$58,899	$—
Alpha Generator Limited (e) (2)	1,280	—
OPS Holdings Limited (d) (3)	5,767	—
Total	$65,946	$—

(1)	The balance as of June 30, 2024 represented the receivable regarding the provision of management services to Kin On Engineering (International) Limited. These amounts were unsecured, interest-free and repayable on demand.
(2)	The balance represented the advances to Alpha Generator Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.
(3)	The balance represented the advances to OPS Holdings Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.
As of June 30, 2024 and 2023, the balances of prepayments to related parties were as follows:
	2024	2023
Prepayments – related parties
Sannogi Holdings Limited (h)(1)	$806	$804
Sannogi Engineering Consultants Limited (i)(1)	6,492	6,476
Total	$7,298	$7,280

(1)	The balance represented the prepayment of the rent of the office spaces to the related parties. The balances have been fully utilized in July 2024.
As of June 30, 2024 and 2023, the balances of rental deposits paid to related parties were as follows:
	2024	2023
Rental deposits – related parties
Sannogi Holdings Limited (h)(1)	$2,420	$2,413
Sannogi Engineering Consultants Limited (i)(1)	19,475	19,426
Total	$21,895	$21,839

(1)	The balance represented the rental deposits paid to the related parties for the rent of the office spaces.
As of June 30, 2024 and 2023, the balances of amount due to related parties were as follows:
	2024	2023
Due to related parties
Rich Merchant Limited (g)(1)	$46	$35,167
Total	$46	$35,167

(1)	The balance as of June 30, 2024 and 2023 represented the advances for operational purposes. These amounts were unsecured, interest-free and repayable on demand.